Note 15 - Share-Based Compensation - Schedule of Share-Based Compensation, Restricted Stock and Restricted Stock Units Activity (Details) - Restricted Stock Awards and Restricted Stock Units (RSUs) [Member]
shares in Thousands
12 Months Ended
Dec. 31, 2022 $ / shares shares
Non-vested, shares (in shares)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	166
Granted, grant date fair value (in dollars per share) | $ / shares	$ 0.18
Vested, shares (in shares)	(166)
Vested, grant date fair value (in dollars per share) | $ / shares	$ 0.18
Forfeited, shares (in shares)	0
Forfeited, grant date fair value (in dollars per share) | $ / shares	$ 0
Non-vested, shares (in shares)	0
Non-vested, grant date fair value (in dollars per share) | $ / shares	$ 0